Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment

12. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2016	377	576	953
Additions	2	27	29
Capitalised interest	1	—	1
Fully depreciated assets written off	—	(162)	(162)
Disposals	—	(3)	(3)
Exchange and other adjustments	(2)	(9)	(11)

At 31 December 2016	378	429	807

Additions	9	35	44
Fully depreciated assets written off	—	(19)	(19)
Disposals	—	(4)	(4)
Exchange and other adjustments	1	8	9

At 31 December 2017	388	449	837

Depreciation and impairment
At 1 January 2016	(74)	(451)	(525)

Provided	(5)	(25)	(30)
System Fund expense	—	(5)	(5)
Fully depreciated assets written off	—	162	162
Disposals	—	2	2
Exchange and other adjustments	1	7	8

At 31 December 2016	(78)	(310)	(388)

Provided	(7)	(28)	(35)
System Fund expense	—	(6)	(6)
Fully depreciated assets written off	—	19	19
Disposals	—	3	3
Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2017	(86)	(326)	(412)

Net book value
At 31 December 2017	302	123	425

At 31 December 2016	300	119	419

At 1 January 2016	303	125	428

The Group’s property, plant and equipment mainly comprises hotels, but also offices and computer hardware, throughout the world. 43% (2016: 44%) of the net book value relates to the largest owned and leased hotel, of a total of eight open hotels (2016: eight open hotels). At 31 December 2017 and 31 December 2016, there were no hotels under construction.

The carrying value of property, plant and equipment held under finance leases at 31 December 2017 was $181m (2016: $182m).

26% (2016: 25%) of hotel properties by net book value were directly owned, with 57% (2016: 58%) held under leases having a term of 50 years or longer.

Due to localised adverse market conditions, an impairment charge of $27m was recognised during 2015 relating to two hotels in North America following a re-assessment of their recoverable amounts to $37m, based on value in use calculations. Estimated future cash flows were discounted at a pre-tax rate of 11.75%. All impairment charges are included within ‘impairment charges’ on the face of the Group income statement.

The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2017:

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Total $m
Land and buildings	289	—	—	—	13	302
Fixtures, fittings and equipment	43	1	10	—	69	123

	332	1	10	—	82	425